Note 9	6 Months Ended
Apr. 30, 2012
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
 9.   Our mortgage banking subsidiary originates mortgage loans, primarily from the sale of our homes. Such mortgage loans are sold in the secondary mortgage market within a short period of time of origination. Mortgage loans held for sale consist primarily of single-family residential loans collateralized by the underlying property. We have elected the fair value option to record loans held for sale and therefore these loans are recorded at fair value with the changes in the value recognized in the Statements of Operations in “Revenues: Financial services.” We currently use forward sales of mortgage-backed securities, interest rate commitments from borrowers and mandatory and/or best efforts forward commitments to sell loans to investors to protect us from interest rate fluctuations. These short-term instruments, which do not require any payments to be made to the counter-party or investor in connection with the execution of the commitments, are recorded at fair value. Gains and losses on changes in the fair value are recognized in the Statements of Operations in “Revenues: Financial services”. Loans held for sale of $2.3 million and $1.0 million at April 30, 2012 and October 31, 2011, respectively, represent loans that cannot currently be sold at reasonable terms in the secondary mortgage market.  These loans are serviced by a third party until such time that they can be liquidated via alternative mortgage markets, foreclosure or repayment.

At April 30, 2012 and October 31, 2011, respectively, $66.9 million and $52.7 million of such mortgages held for sale were pledged against our mortgage warehouse line of credit (see Note 10). We may incur losses with respect to mortgages that were previously sold that are delinquent, but only to the extent the losses are not covered by mortgage insurance or resale value of the home. Historically, we have not made significant payments associated with mortgages we originated. We have reserves for potential losses on mortgages we previously sold. The reserves are included in the "Mortgage loans held for sale" balance on the Condensed Consolidated Balance Sheet.

The activity in our loan origination reserves during the three and six months ended April 30, 2012 and 2011 was as follows:

	Three Months Ended April 30,		Six Months Ended April 30,
(In thousands)	2012	2011	2012	2011

Loan origination reserves, beginning of period	$6,429	$5,694	$5,063	$5,486
Provisions for losses during the period	724	976	2,388	1,786
Adjustments to pre-existing provisions for losses from changes in estimates	(39)	(339)	53	(917)
Payments/settlements	(544)	(767)	(934)	(791)
Loan origination reserves, end of period	$6,570	$5,564	$6,570	$5,564